Basis of preparation - Climate change narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) model shipment	Mar. 31, 2024 EUR (€)
Climate change [Line Items]
Vehicle emission reduction target	50.00%
Absolute emission reduction target	30.00%
Battery electric vehicles (BEV) shipments worldwide | shipment	314,500
Number of new BEV models launched | model	9
STELLANTIS N.V. 2024 - green bond
Climate change [Line Items]
Notional amount | €	€ 500	€ 500